7. INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure Of Inventories Abstract
Schedule of inventories
	12.31.20	12.31.19
Finished goods	3,610,585	2,257,119
Work in progress	192,335	149,470
Raw materials	2,046,681	803,520
Packaging materials	92,256	60,715
Secondary materials	531,801	375,744
Supplies	207,033	205,399
Imports in transit	107,829	61,021
Other	94,816	19,266
(-) Adjustment to present value	(80,577)	(44,338)
	6,802,759	3,887,916

Schedule of changes in the provision for obsolescence

The movements in the write-down of inventories to the net realizable value, for which the additions, reversals and write-offs were recorded against Cost of Sales, are presented in the table below:

	Realizable value through sale		Impaired inventories		Obsolete inventories		Total
	12.31.20	12.31.19	12.31.20	12.31.19	12.31.20	12.31.19	12.31.20	12.31.19
Beginning balance	(10,712)	(65,490)	(42,526)	(60,586)	(14,919)	(12,029)	(68,157)	(138,105)
Additions	(106,357)	(81,988)	(91,237)	(153,881)	(10,304)	(9,529)	(207,898)	(245,398)
Reversals	85,816	95,881	-	-	-	-	85,816	95,881
Write-offs	-	41,156	104,115	171,637	10,688	6,360	114,803	219,153
Exchange rate variation	98	(271)	(183)	304	(184)	279	(269)	312
Ending balance	(31,155)	(10,712)	(29,831)	(42,526)	(14,719)	(14,919)	(75,705)	(68,157)